Schedule III - Disclosure of Supplementary Insurance Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	€ 8,395	€ 10,363	€ 10,483
Future policy benefits	348,627	350,307	310,889
Unearned premiums	6,117	6,002	5,341
Other policy claims and benefits	3,001	3,188	3,158
Premium revenue	16,099	18,138	19,316
Net investment income	7,149	7,531	7,035
Benefits, claims and losses	17,505	20,459	21,331
Amortization of deferred policy acquisition costs	753	754	913
Other operating expenses	5,230	5,399	5,311
Premiums written	13,396	15,704	16,653
Americas [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	7,181	8,589	8,814
Future policy benefits	174,167	179,972	166,054
Unearned premiums	5,897	5,770	5,125
Other policy claims and benefits	1,858	2,117	2,100
Premium revenue	8,326	8,515	8,403
Net investment income	2,984	3,166	3,121
Benefits, claims and losses	7,171	8,484	7,767
Amortization of deferred policy acquisition costs	547	583	722
Other operating expenses	3,127	3,181	3,219
Premiums written	5,930	6,360	6,069
The Netherlands [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	136	360	66
Future policy benefits	70,915	67,382	60,046
Unearned premiums	50	56	62
Other policy claims and benefits	1,026	944	934
Premium revenue	1,994	2,123	1,987
Net investment income	2,083	2,224	2,265
Benefits, claims and losses	3,244	3,416	3,547
Amortization of deferred policy acquisition costs		3	20
Other operating expenses	837	880	792
Premiums written	1,931	2,090	1,960
United Kingdom [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	789	878	859
Future policy benefits	95,788	94,570	76,255
Unearned premiums	20	18	16
Other policy claims and benefits	5	5	5
Premium revenue	4,858	6,309	7,539
Net investment income	1,795	1,830	1,346
Benefits, claims and losses	6,278	7,722	9,221
Amortization of deferred policy acquisition costs	102	100	101
Other operating expenses	529	607	604
Premiums written	4,670	6,120	7,299
International [Member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	289	536	744
Future policy benefits	9,245	10,023	10,169
Unearned premiums	150	156	136
Other policy claims and benefits	112	122	118
Premium revenue	919	1,188	1,385
Net investment income	307	325	301
Benefits, claims and losses	810	834	795
Amortization of deferred policy acquisition costs	105	68	71
Other operating expenses	350	376	404
Premiums written	860	1,122	1,315
Holding and other activities [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Future policy benefits		16	12
Unearned premiums		1	2
Premium revenue	1	3	2
Net investment income	4		6
Benefits, claims and losses	7	5	6
Other operating expenses	185	153	127
Premiums written	5	12	10
Asset management [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Other operating expenses	382	388	371
Elimination [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Future policy benefits	(1,488)	(1,655)	(1,648)
Net investment income	(24)	(15)	(4)
Benefits, claims and losses	(5)	(3)	(5)
Other operating expenses	€ (180)	€ (187)	€ (206)